Government Grants (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Government Grants [Abstract]
Summary of Details of government grants

Details of Government grants at December 31, are as follows:

(In thousand Euros)		December 31, 2024		December 31, 2023
Grants	Government Entity	Non-current liability	Current liability	Non-current liability	Current liability
Movilidad 2030	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	530	43	701	88
Flexener	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	48	4	118	31
Magnetor	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	—	—	13	7
Zeus Ptas	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	303	25	475	7
Alt impacte	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	356	29	389	49
Minichargers	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	49	4	62	9
Electrolinera	Instituto para la Diversificación y Ahorro de la Energía (IDAE)	—	—	421	—
Accio - creació lloc treballs	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	101	8	110	37
Hermes Estudios	Ministerio de Industria, Comercio y Turismo	591	48	692	223
Hermes Viabilidad	Ministerio de Industria, Comercio y Turismo	1,232	100	1,505	51
Hermes Formación	Ministerio de Industria, Comercio y Turismo	142	11	233	49
Top Gun	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	26	2	47	—
Torres Quevedo	Agencia Estatal de Investigación	71	6	83	—
ILIOS - PERTE VEC 2	Ministerio de Industria, Comercio y Turismo	2,900	235	—	—
GRID FORMING LOAD	European Climate, Infrastructure and Environment Executive Agency (CINEA)	371	30	—	—
REDWDS - USA	California Energy Commission	496	40	—	—
Total		7,216	585	4,849	551